Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 169,012	$ 162,751	$ 154,091
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	13,574	12,827	385
Sociedad Minera El Brocal S.A.A
Accumulated balances of material non-controlling interest:
Non-controlling interests	169,178	162,863
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	13,628	12,855	239
Apu Coropuna S.R.L.
Accumulated balances of material non-controlling interest:
Non-controlling interests	(166)	(112)
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (54)	$ (28)	$ (149)
Country of domicile | Sociedad Minera El Brocal S.A.A
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	38.57%	38.57%	38.57%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 169,178	$ 162,863	$ 154,175
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	13,628	12,855	239
Country of domicile | Minera La Zanja S.R.L
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (54)	$ (28)	$ (149)
Country of domicile | Apu Coropuna S.R.L.
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	30.00%	30.00%	30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ (166)	$ (112)	$ (84)
Country of domicile | Other minor
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 0	$ 0	$ 295